SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information
Supplemental cash flow information was as follows:

Years Ended December 31,	2020	2019	2018
Interest paid	$1,844	$4,341	$3,065
Income taxes net of refunds	$70,889	$70,095	$115,301
Common stock issued for N&S Supply of Fishkill, Inc.	$(161)	$4,032	—
Common stock issued for Peirce-Phelps, Inc.	—	$58,344	—
Common stock issued for Dunphey & Associates Supply Co., Inc.	—	$6,891	—
Common stock issued for Alert Labs, Inc.	—	—	$6,846